Expense Example - AB Relative Value Fund	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 513
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,579
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	268	[1]
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	2,044
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	910
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,617
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,258
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	899
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 785

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.